Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Apr. 30, 2023 JPY (¥)
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carry forward	¥ 265,545,808	$ 1,753,241	¥ 198,703,446
Write off of other receivable	13,282,990	87,700	15,005,181
Lease liabilities	4,619,063	30,497	1,199,363
Research and development costs - capitalized for tax purposes	3,511,429	23,184	3,966,700
Temporary difference in depreciation	2,650,511	17,500	2,781,224
Write off of guarantee money deposited	2,359,963	15,581	2,665,941
Bonus accrual	2,057,357	13,584	1,010,374
Others	308,604	2,037	212,039
Valuation allowance	(287,930,064)	(1,901,030)	(222,921,425)
Deferred tax assets	6,405,661	42,294	2,622,843
Right-of-use assets – operating lease	(4,619,063)	(30,497)	(1,199,363)
Accrued business tax receivable			(1,421,684)
Others	(1,786,598)	(11,797)	(190,292)
Deferred tax liabilities	(6,405,661)	(42,294)	(2,811,339)
Total			¥ (188,496)